Leases - Summary of Balance Sheet Information Related To Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating Lease, Right-of-Use Asset	$ 452,547	$ 419,138
Current portion of operating lease liabilities	$ 112,260	$ 103,978
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-term Debt and Capital Lease Obligations, Current	Long-term Debt and Capital Lease Obligations, Current
Operating lease liabilities	$ 350,616	$ 321,715
Total operating lease liabilities	$ 462,876	$ 425,693
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Weighted Average Remaining Lease Term (in years)
Operating leases	4 years 10 months 24 days	5 years
Weighted Average Discount Rate
Operating leases	5.60%	5.40%